Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Feb. 01, 2021	Nov. 01, 2020	Oct. 31, 2020	Apr. 30, 2020	Feb. 01, 2020	Nov. 01, 2019
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	$ 53,621			$ 54,242
Derivative liabilities	58,019			$ 53,203
Level 3 of fair value hierarchy [member] | Netted Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Derivative assets	28	$ 576	$ 381		$ 337	$ 630	$ 604
Derivative liabilities	$ 193	$ 1,735	$ 1,200		$ 1,015	$ 1,758	$ 1,630